Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Property, Plant and Equipment, Net [Abstract]
Acquisition cost	$ 2,281,654	$ 3,258,234		$ 3,190,297
Accumulated depreciation	(480,179)	(347,881)		(216,923)
Total property, plant and equipment, net	$ 1,801,475	$ 2,910,353	[1]	$ 2,973,374

[1]	Details of the restatement are shown in note 2b.